Contract Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Contract Assets and Liabilities [Abstract]
Schedule of Contract Assets and Contract Liabilities

Contract assets consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Contract assets	—	—	—

Contract liabilities consisted of the following as of March 31:

	2024	2025	2025
	HK$	HK$	US$
Balance as of April 1, 2023 and 2024	26,995	—	—
Additions	—	—	—
Revenue recognized	(26,995)	—	—
Balance as of March 31, 2024 and 2025	—	—	—

Schedule of Contract Liabilities

Contract liabilities consisted of the following as of September 30, 2025 and March 31,2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Balance as of April 1, 2024 and 2025	—	—	—
Additions	—	1,039,166	133,552
Revenue recognized	—	—	—
Balance as of March 31, 2025 and September 30, 2025	—	1,039,166	133,552